Issued capital and reserves - Share capital authorized and issued (Details) - shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	216,252,951	211,252,951	211,252,951	191,542,785	40,000,000	40,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	192,534,962	187,534,962	187,534,962	167,824,796	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	23,717,989	23,717,989	23,717,989	23,717,989	0	0